Business acquisition	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Business acquisition
3.
Business acquisitions

The Company accounted for its acquisition in accordance with ASC 805, “Business Combination” (“ASC 805”). The result of the acquiree’s operation has been included in the consolidated financial statements since the acquisition date. The excess of the fair value of the acquired entity over the fair value of net tangible and intangible assets acquired was recorded as goodwill, which is not deductible for corporate income taxation purposes.

Acquisition of Netless

On November 27, 2020 (the “acquisition close date”), the Company acquired 100% equity interests of Netless, a real-time interactive whiteboard solution provider. After the acquisition close date, there were cash and share-based awards granted to Netless employees that joined the Company.

The acquisition was recorded as a business combination. As part of the business combination, the Company acquired developed technology at a gross amount of US$0.2 million, with an estimated useful life of 5 years that was amortized on a straight-line basis with amortization expense of US$42.6 thousand, US$42.6 thousand and US$39.0 thousand recorded in general and administrative expense for the years ended December 31, 2023, 2024 and 2025, respectively. A deferred tax liability of US$53.2 thousand arising from the difference between the accounting basis and tax basis of the identifiable intangible asset was recognized and realized over 5 years in line with the developed technology’s amortization period. The recognition of the deferred tax liability related to the intangible asset in turn increased the book basis of the asset.

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill, which was amounting to US$3.1 million. Goodwill associated with acquisition of Netless was attributed to expected synergies arising from the acquisition. The acquired goodwill is not deductible for tax purposes. As of December 31, 2022, the Company recognized a full impairment against the acquired goodwill based on the result of impairment assessment.

The Company has not presented pro forma combined results for this acquisition because the impact to the consolidated statements of operations and comprehensive (loss) income would not have been material individually or in the aggregate.

Acquisition of Easemob

On February 28, 2021 (the “acquisition close date”), the Company acquired 100% equity interests of Easemob, providing instant messaging APIs and customer engagement cloud services in China, from its shareholders for a cash consideration totaling to US$53.4 million.

As part of the business combination, the Company acquired customer relationships at a gross amount of US$4.2 million, with an estimated useful life of 3 years and developed technology at a gross amount of US$4.0 million, with an estimated useful life of 5 years that will be amortized on a straight-line basis; amortization expense of US$0.9 million, US$0.1 million and nil recorded in sales and marketing expense and US$0.5 million, US$0.5 million and US$0.5 million recorded in research and development expense for the years ended December 31, 2023, 2024 and 2025, respectively. A deferred tax liability of US$1.2 million arising from the difference between the accounting basis and tax basis of the identifiable intangible asset is recognized and realized over the same period as the related intangible assets. The recognition of the deferred tax liability related to the intangible asset in turn increases the book basis of the asset.

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill with the amount of US$53.1 million. Goodwill associated with acquisition of Easemob was attributed to expected synergies arising from the acquisition. The acquired goodwill is not deductible for tax purposes. During the year ended December 31, 2022, the Company recognized goodwill impairment of US$8.9 million. During the year ended December 31, 2023, the Company disposed goodwill of US$12.3 million in connection with its disposal of customer engagement cloud business and recognized full impairment for the remaining goodwill of US$31.9 million.

The Company has not presented pro forma combined results for this acquisition because the impact to the consolidated statements of comprehensive (loss) income would not have been material individually or in the aggregate.